NOTES PAYABLE (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Years Ending December 31,
2014	$ 4,060,798
2015	0
2016	0
2017	0
2018	0
Total	4,060,798
Note discount	(298,417)	0
Long-term Debt	$ 3,762,381